Statement of Cash Flows - Summary of Significant Noncash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Non Cash Transactions Abstract [Abstract]
Write-offs of loans	₩ 1,486,357	₩ 1,086,296	₩ 1,283,071
Changes in financial investments due to debt-for-equity swap	0	327	13,820
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income	(2,522,854)	507,175	496,159
Changes in accumulated other comprehensive income from valuation of investments in associates	(64)	165	(6,978)
Reclassification to assets of a disposal group held for sale	₩ 0	₩ 171,749	₩ 0